Income tax - Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit before taxation	€ 16,780	€ 216,509	€ 225,908
At Group weighted average tax rate	2,245	11,276	23,427
Rate differential between weighted average tax rate and local tax rate	(11,301)	18,508	1,757
Non-deductible expenses / non-taxable income	10,020	(2,664)	(3,242)
Dividends tax	223	5,611	761
Recognition of previously unrecognized deferred tax assets	0	(134)	(34,938)
Deferred tax arising on taxable loss not recognized	24,199	1,643	2,265
Income tax expense/(benefit) reported in profit or loss	€ 25,386	€ 34,240	€ (9,970)